Accrued Expenses and Other Liabilities (Details Textual) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 CNY		Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
Present value of the defined benefit obligation	$ 59,500	346,209	[1]	$ 59,500	378,003	[1]
Fair value of plan assets	38,800	261,240	[1]	38,800	246,500	[1]
Defined Benefit Plan, Contributions by Employer	3,761	2,244		1,800	11,600
Contributions paid into the plan	$ 1,128	1,378		$ 900	5,800

[1]	Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.